Summary of Significant Accounting Policies - Summary of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Detail) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 4,328,355	$ 6,540,794		$ 12,959,373
Restricted cash	75,000	75,000		52,000
Total cash, cash equivalents, and restricted cash	$ 4,403,355	$ 6,615,794	$ 9,168,412	$ 13,011,373	$ 849,174